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THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON AUGUST
14, 1999 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON AUGUST 15, 2001.

               UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                              FORM 13F/A COVER PAGE

      Report for the Calendar Year or Quarter Ended: June 30, 1999 Check here if Amendment [X]; Amendment Number: 2
            This Amendment (Check only one):
                  [ ]  is a restatement.
                  [X]  adds new holdings entries.

Institutional Investment Manager Filing this Report:
      Name:                 Kenneth Lipper
      Address:              101 Park Avenue, 6th Floor
                            New York, New York 10178
      Form 13F File Number: 28-6106

            The institutional investment manager filing this report and the attachment hereto and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on behalf of Reporting Manager:
      Name:  Kenneth Lipper
      Phone: (212) 883-6333

Signature, Place and Date of Signing:
      /s/ Kenneth Lipper      New York, New York               August 14, 2001

Report Type (Check only one):

     [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

     [_] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

     [_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

--------------------------------------------------------------------------------
                                                                        Page 1

                              FORM 13F SUMMARY PAGE

                                 Report Summary


Number of Other Included Managers:        5

Form 13F Information Table Entry Total:   207

Form 13F Information Table Value Total:   $1,960,233 (thousands)

CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THE PUBLIC FORM 13F REPORT AND FILED SEPARATELY WITH THE COMMISSION.

List of Other Included Mangers:

      Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

            No.       Form 13F File Number    Name
             1             28-6547            Jerome Services Corp. LDC
             2             28-6112            Lipper & Company, Inc.
             3             28-6114            Lipper & Company, L.P.
             4             28-6108            Lipper Convertibles, L.P.
             5             28-6802            Lipper Holdings, LLC


ATTACHMENT

Kenneth Lipper ("K. Lipper") owns a majority of the shares of Lipper & Company, Inc. ("Lipper Inc."), a Delaware corporation, and a majority of the member interests of Lipper Holdings, LLC ("Lipper Holdings"), a Delaware limited liability company. Lipper Inc. is the general partner of Lipper & Company, L.P. ("Lipper L.P."), a Delaware limited partnership, and the manager of Lipper Holdings. Lipper L.P. is the investment manager of a number of limited partnerships. Lipper Holdings is the general partner of a number of limited partnerships, some of which are or may be deemed to be "institutional investment managers" for the purposes of the reporting requirements under Section 13(f) of the Act, including Lipper Convertibles, L.P. ("Lipper Convertibles"). K. Lipper is the majority shareholder of Jerome Service Corp. LDC ("Jerome Services"), a Cayman Islands limited duration company, which is the general partner of a number of limited partnerships. K. Lipper, by virtue of his relationship to the aforementioned entities, may be deemed to exercise investment discretion with respect to the Section 13(f) securities held directly and indirectly by such entities, but K. Lipper disclaims investment discretion with respect to such
Section 13(f) securities for all other purposes. To the extent that K. Lipper's interest in the aforementioned entities may nevertheless give rise to a Form 13F filing obligation for K. Lipper, the information required by Form 13F is reported herein on behalf of certain entities which are themselves institutional investment managers subject to Section 13(f) of the Act. In that regard, the
Section 13(f) securities positions of Jerome Services, Lipper Inc., Lipper L.P., Lipper Convertibles and Lipper Holdings are included in this Form 13F-HR report by K. Lipper on behalf of himself and each such entity.

--------------------------------------------------------------------------------


                                                         FORM 13F INFORMATION TABLE

     COL. 1                  COL. 2          COL. 3         COL. 4        COL. 5      COL. 6      COL. 7             COL. 8
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                               VOTING AUTHORITY
                                                          FAIR MARKET   SHARES OR   INVESTMENT    OTHER   --------------------------
NAME OF ISSUER             TITLE OF CLASS    CUSIP NO.    VAL (X$1000)   PRN AMT    DISCRETION   MANAGERS   SOLE    SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
A T & T                         Com        001957 10 9         1,524       27,400    Shared-Def    2,3,5    27,400
A T & T                         Com        001957 10 9           100        1,800    Shared-Def     2,3      1,800
A T & T                         Com        001957 10 9           323        5,800    Shared-Def    1,2,3     5,800
A T & T                         Com        001957 95 9        14,255      285,100 P  Shared-Def    2,4,5   285,100
Adelphia Comm              5.5% Conv Pfd   006848 40 2         6,790       35,000    Shared-Def     2,5                       35,000
Airtouch Comm              4.25% Cnv Pfd   00949T 30 8       152,500    1,000,000    Shared-Def    2,4,5                   1,000,000
Alza Corporation                Com        022615 10 8         2,213       43,500    Shared-Def    2,3,5    43,500
Alza Corporation                Com        022615 10 8           158        3,100    Shared-Def     2,3      3,100
Alza Corporation                Com        022615 10 8           463        9,100    Shared-Def    1,2,3     9,100
Alza Corporation            5% Conv '06    022615 AD 0        21,250   15,260,000    Shared-Def    2,4,5
Alza Corporation            5% Conv '06    022615 AD 0         7,659    5,500,000    Shared-Def    1,2,3
Alza Corporation            5% Conv '06    022615 AD 0          5702    4,095,000    Shared-Def     2,5
America Online Inc          4% Conv '02    02364J AB 0        42,368    4,997,000    Shared-Def    2,4,5
America Online Inc          4% Conv '02    02364J AB 0        33,915    4,000,000    Shared-Def    1,2,3
America Online Inc          4% Conv '02    02364J AB 0        16,958    2,000,000    Shared-Def     2,5
American Bnkrs Ins Grp          Com        024456 10 5           174        3,200    Shared-Def     2,3      3,200
American Bnkrs Ins Grp          Com        024456 10 5         2,080       38,200    Shared-Def    2,3,5    38,200
American Bnkrs Ins Grp          Com        024456 10 5           441        8,100    Shared-Def    1,2,3     8,100
American Bnkrs Ins Grp    $3.125 Cnv Pfd B 024456 20 4         8,503       75,000    Shared-Def    2,4,5                      75,000
American Gnrl Del LLC       6% Cnv Pfd     02637G 20 0       155,000    1,550,000    Shared-Def    2,4,5                   1,550,000
American Gnrl Del LLC       6% Cnv Pfd     02637G 20 0         5,000       50,000    Shared-Def     2,5                       50,000
American Home Prod              Com        026609 10 7         2,276       39,800    Shared-Def     2,3     39,800
American Home Prod              Com        026609 10 7         1,453       25,400    Shared-Def             25,400
American Home Prod              Com        026609 10 7           617       10,800    Shared-Def    1,2,3    10,800
American Home Prod              Com        026609 10 7         4,426       77,400    Shared-Def    2,3,5    77,400
Antec Corp                 4.5% Cnv '03    03664P AA 3        13,196    8,500,000    Shared-Def    1,2,3
Antec Corp                 4.5% Cnv '03    03664P AA 3         1,553    1,000,000    Shared-Def     2,5
Avado Brands              $3.50 Cnv Pfd A  05336Q 20 5        22,440      461,500    Shared-Def    2,4,5                     461,500
Aquarion                        Com        03838W 10 1         1,428       41,100    Shared-Def    2,3,5    41,100
Aquarion                        Com        03838W 10 1            90        2,600    Shared-Def     2,3      2,600
Aquarion                        Com        03838W 10 1           299        8,600    Shared-Def    1,2,3     8,600
Atlantic Richfield              Com        048825 10 3         5,231       62,600    Shared-Def    2,3,5    62,600
Atlantic Richfield              Com        048825 10 3           343        4,100    Shared-Def     2,3      4,100
Atlantic Richfield              Com        048825 10 3         1,111       13,300    Shared-Def    1,2,3    13,300
Browning Ferris Ind             Com        115885 10 5         8,372      194,700    Shared-Def    2,3,5   194,700
Browning Ferris Ind             Com        115885 10 5           538       12,500    Shared-Def     2,3     12,500
Browning Ferris Ind             Com        115885 10 5         1,759       40,900    Shared-Def    1,2,3    40,900
Centocor Inc              4.75% Cnv 144A   152342 AC 5        23,800   20,000,000    Shared-Def    2,4,5
Centocor Inc              4.75% Cnv 144A   152342 AC 5         9,520    8,000,000    Shared-Def    1,2,3
Centocor Inc              4.75% Cnv 144A   152342 AC 5         1,190    1,000,000    Shared-Def     2,5
Centocor Inc                    Com        152342 10 1         1,828       39,200    Shared-Def    2,3,5    39,200
Centocor Inc                    Com        152342 10 1           117        2,500    Shared-Def     2,3      2,500
Centocor Inc                    Com        152342 10 1           387        8,300    Shared-Def    1,2,3     8,300
Chancellor Brdcsting        7% Cnv Pfd     158915 30 6        37,030      230,000    Shared-Def    2,4,5                    230,000
Chancellor Brdcsting        6% Cnv Pfd     158915 40 5        15,692      136,300    Shared-Def    2,4,5                    136,300
Chevron Corp                    Com        166751 90 7         8,000       80,000 C  Shared-Def    2,4,5    80,000
Chevron Corp                    Com        166751 90 7         2,000       20,000 C  Shared-Def    1,2,3    20,000
Chiquita Brands Intl Inc  $3.75 Cnv Pfd B  170032 50 2        25,635      527,200    Shared-Def    2,4,5                    527,200
Cincinnati Financial Crp  5.5% Snr Cnv '02 172062 AB 7         2,581    1,000,000    Shared-Def    1,2,3
Cincinnati Financial Crp  5.5% Snr Cnv '02 172062 AB 7         5,578    2,161,000    Shared-Def    2,4,5
Columbia Gas System             Com        197648 10 8         1,229       19,600    Shared-Def    2,3,5    19,600
Columbia Gas System             Com        197648 10 8            81        1,300    Shared-Def     2,3      1,300
Columbia Gas System             Com        197648 10 8           257        4,100    Shared-Def    1,2,3     4,100
Compaq Computer                 Com        204493 10 0         2,698      113,900    Shared-Def     2,3    113,900
Compaq Computer                 Com        204493 10 0         1,279       54,000    Shared-Def             54,000
Compaq Computer                 Com        204493 10 0         1,073       45,300    Shared-Def    1,2,3    45,300
Compaq Computer                 Com        204493 10 0         7,869      332,200    Shared-Def    2,3,5   332,200
Comverse Tech Inc         5.75% Conv '06   205862 AE 5        11,510    4,679,000    Shared-Def    2,4,5
Comverse Tech Inc         5.75% Conv '06   205862 AE 5         1,230      500,000    Shared-Def    1,2,3
Conexant Systems Inc      4.25% Conv '06   207142 AA 8         5,580    4,000,000    Shared-Def    1,2,3
Conexant Systems Inc      4.25% Conv '06   207142 AA 8         4,185    3,000,000    Shared-Def     2,5
Delta & Pine Ld Co              Com        247357 10 6         1,153       36,600    Shared-Def             36,600
Delta & Pine Ld Co              Com        247357 10 6           236        7,500    Shared-Def     2,3      7,500
Delta & Pine Ld Co              Com        247357 10 6         3,024       96,000    Shared-Def    2,3,5    96,000
Delta & Pine Ld Co              Com        247357 10 6           646       20,500    Shared-Def    1,2,3    20,500
E I Dupont De Nemours           Com        263534 10 9        12,549      183,700    Shared-Def     2,3    183,700
E I Dupont De Nemours           Com        263534 10 9         1,435       21,000    Shared-Def             21,000
E I Dupont De Nemours           Com        263534 10 9         1,257       18,400    Shared-Def    1,2,3    18,400



                                                         FORM 13F INFORMATION TABLE

     COL. 1                  COL. 2          COL. 3         COL. 4        COL. 5      COL. 6      COL. 7             COL. 8
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                               VOTING AUTHORITY
                                                          FAIR MARKET   SHARES OR   INVESTMENT    OTHER   --------------------------
NAME OF ISSUER             TITLE OF CLASS    CUSIP NO.    VAL (X$1000)   PRN AMT    DISCRETION   MANAGERS   SOLE    SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
E I Dupont De Nemours           Com        263534 10 9         9,127      133,600    Shared-Def    2,3,5   133,600
EMC Corporation           3.25% Conv '02   268648 AC 6        73,000   14,600,000    Shared-Def    2,4,5
EMC Corporation           3.25% Conv '02   268648 AC 6        55,190   11,038,000    Shared-Def    1,2,3
Echostar Comm new         6.75% Cnv Pfd C  278762 30 7        26,790       83,200    Shared-Def    2,4,5                     83,200
General Motors Crp Cl H         Com        370442 83 2         6,981      124,100    Shared-Def     2,3    124,100
General Motors Crp Cl H         Com        370442 83 2         3,994       71,000    Shared-Def             71,000
General Motors Crp Cl H         Com        370442 83 2         1,429       25,400    Shared-Def    1,2,3    25,400
General Motors Crp Cl H         Com        370442 83 2        10,097      179,500    Shared-Def    2,3,5   179,500
Genzyme Corp              5.25% Conv '05   372917 AE 4        15,037   10,750,000    Shared-Def    2,4,5
Genzyme Corp              5.25% Conv '05   372917 AE 4        13,988   10,000,000    Shared-Def    1,2,3
Genzyme Corp              5.25% Conv '05   372917 AE 4         9,092    6,500,000    Shared-Def     2,5
Gillette Co                     Com        375766 10 2         7,064      172,300    Shared-Def     2,3    172,300
Gillette Co                     Com        375766 10 2         1,066       26,000    Shared-Def             26,000
Gillette Co                     Com        375766 10 2           886       21,600    Shared-Def    1,2,3    21,600
Gillette Co                     Com        375766 10 2         7,470      182,200    Shared-Def    2,3,5   182,200
HealthSouth Corp          3.25% Conv '03   421924 AF 8         2,629    3,125,000    Shared-Def    2,3,5
HealthSouth Corp          3.25% Conv '03   421924 AF 8         1,472    1,750,000    Shared-Def     2,3
HealthSouth Corp          3.25% Conv '03   421924 AF 8         1,683    2,000,000    Shared-Def
HealthSouth Corp          3.25% Conv '03   421924 AF 8           105      125,000    Shared-Def    1,2,3
Hexcel Corporation          7% Conv '03    428291 AA 6         1,800    2,000,000    Shared-Def    2,3,5
Hexcel Corporation          7% Conv '03    428291 AA 6         1,350    1,500,000    Shared-Def
Hexcel Corporation          7% Conv '03    428291 AA 6           225      250,000    Shared-Def    1,2,3
Hilton Hotels Corp          5% Conv '06    432848 AL 3         5,093    4,865,000    Shared-Def    1,2,3
Hilton Hotels Corp          5% Conv '06    432848 AL 3        30,284   28,928,000    Shared-Def    2,4,5
Hilton Hotels Corp              Com        432848 95 9           675       45,000 P  Shared-Def    2,4,5    45,000
Hilton Hotels Corp              Com        432848 95 9            75        5,000 P  Shared-Def    1,2,3     5,000
Home Depot Inc.           3.25% Conv '01   437076 AE 2        57,260   20,100,000    Shared-Def    1,2,3
Home Depot Inc.           3.25% Conv '01   437076 AE 2       175,004   61,432,000    Shared-Def    2,4,5
Household Intl                  Com        441815 10 7         1,398       29,500    Shared-Def             29,500
Human Genome Sciences           Com        444903 95 8         1,500       37,500 P  Shared-Def    2,4,5    37,500
Human Genome Sciences           Com        444903 95 8         1,200       30,000 P  Shared-Def    1,2,3    30,000
Human Genome Sciences           Com        444903 95 8           300        7,500 P  Shared-Def     2,5      7,500
Interpublic Group Cos Inc 1.87% Conv '06   460690 AG 5         7,364    7,850,000    Shared-Def    2,4,5
Interpublic Group Cos Inc 1.87% Conv '06   460690 AG 5        18,978   20,230,000    Shared-Def    1,2,3
Interpublic Group Cos Inc 1.87% Conv '06   460690 AG 5           985    1,050,000    Shared-Def     2,5
Interpublic Group Cos Inc       Com        460690 95 0         1,229       18,900 P  Shared-Def    2,4,5    18,900
Interpublic Group Cos Inc       Com        460690 95 0         1,872       28,800 P  Shared-Def    1,2,3    28,800
Interpublic Group Cos Inc       Com        460690 95 0           150        2,300 P  Shared-Def     2,5      2,300
J.D. Edwards & Co               Com        281667 10 5         4,220      228,900    Shared-Def     2,3    228,900
J.D. Edwards & Co               Com        281667 10 5         1,672       90,700    Shared-Def             90,700
J.D. Edwards & Co               Com        281667 10 5           575       31,200    Shared-Def    1,2,3    31,200
J.D. Edwards & Co               Com        281667 10 5         4,178      226,600    Shared-Def    2,3,5   226,600
Kmart Financing I          7.75% Cnv Pfd   498778 20 8        64,893    1,010,000    Shared-Def    2,4,5                   1,010,000
Kmart Financing I          7.75% Cnv Pfd   498778 20 8         2,570       40,000    Shared-Def     2,5                       40,000
Level One Comm Inc              Com        527295 10 9           401        8,200    Shared-Def     2,3      8,200
Level One Comm Inc              Com        527295 10 9         6,132      125,300    Shared-Def    2,3,5   125,300
Level One Comm Inc              Com        527295 10 9         1,297       26,500    Shared-Def    1,2,3    26,500
Loral Corp                      Com        G56462 10 7         2,016      112,000    Shared-Def     2,3    112,000
Loral Corp                      Com        G56462 10 7           360       20,000    Shared-Def             20,000
Loral Corp                      Com        G56462 10 7           362       20,100    Shared-Def    1,2,3    20,100
Loral Corp                      Com        G56462 10 7         2,662      147,900    Shared-Def    2,3,5   147,900
Magna International Inc   4.875% Conv '05  559222 AG 9         5,760    6,000,000    Shared-Def    2,4,5
Magna International Inc   4.875% Conv '05  559222 AG 9         2,400    2,500,000    Shared-Def    1,2,3
Magna International Inc   4.875% Conv '05  559222 AG 9         3,120    3,250,000    Shared-Def     2,5
Mail-Well Inc               5% Conv '02    560321 AD 3         1,778    1,500,000    Shared-Def    1,2,3
Mascotech Inc              4.5% Conv '03   574670 AB 1         3,384    4,165,000    Shared-Def    2,4,5
Mascotech Inc              4.5% Conv '03   574670 AB 1         1,036    1,275,000    Shared-Def    1,2,3
Mascotech Inc              4.5% Conv '03   574670 AB 1         1,519    1,875,000    Shared-Def    2,3,5
Mascotech Inc              4.5% Conv '03   574670 AB 1           101      125,000    Shared-Def     2,3
Mascotech Inc              4.5% Conv '03   574670 AB 1         2,228    2,750,000    Shared-Def
Mascotech Inc              4.5% Conv '03   574670 AB 1           203      250,000    Shared-Def    1,2,3
Mediaone                        Com        58440J 10 4         8,732      117,400    Shared-Def    2,3,5   117,400
Mediaone                        Com        58440J 10 4           573        7,700    Shared-Def     2,3      7,700
Mediaone                        Com        58440J 10 4         1,852       24,900    Shared-Def    1,2,3    24,900
Mediaone                  4.5% Cnv Pfd D   58440J 20 3        67,007      424,500    Shared-Def    2,4,5                     424,500
Midamerican Energy              Com        59562V 10 7         1,964       56,728    Shared-Def    2,4,5    56,728
Mobil Corp                      Com        607059 10 2           594        6,000    Shared-Def     2,3      6,000
Mobil Corp                      Com        607059 10 2         7,742       78,200    Shared-Def    2,3,5    78,200
Mobil Corp                      Com        607059 10 2         1,564       15,800    Shared-Def    1,2,3    15,800
Monsanto Company                Com        611662 10 7         5,084      128,500    Shared-Def     2,3    128,500
Monsanto Company                Com        611662 10 7         1,349       34,100    Shared-Def             34,100
Monsanto Company                Com        611662 10 7         1,005       25,400    Shared-Def    1,2,3    25,400
Monsanto Company                Com        611662 10 7         7,165      181,100    Shared-Def    2,3,5   181,100
NTL Inc                         Com        629407 10 7           806        9,347    Shared-Def    2,4,5     9,347



                                                         FORM 13F INFORMATION TABLE

     COL. 1                  COL. 2          COL. 3         COL. 4        COL. 5      COL. 6      COL. 7             COL. 8
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                               VOTING AUTHORITY
                                                          FAIR MARKET   SHARES OR   INVESTMENT    OTHER   --------------------------
NAME OF ISSUER             TITLE OF CLASS    CUSIP NO.    VAL (X$1000)   PRN AMT    DISCRETION   MANAGERS   SOLE    SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
Nabors Industries Inc.      5% Conv '06    629568 AA 4         9,910    7,181,000    Shared-Def    1,2,3
Nabors Industries Inc.      5% Conv '06    629568 AA 4        28,130   20,384,000    Shared-Def    2,4,5
Nine West Group Inc        5.5% Conv '03   65440D AC 6           271      270,000    Shared-Def     2,3
Nine West Group Inc        5.5% Conv '03   65440D AC 6         2,985    2,970,000    Shared-Def    2,3,5
Nine West Group Inc        5.5% Conv '03   65440D AC 6           523      520,000    Shared-Def    1,2,3
Office Depot                    Com        676220 10 6         1,291       58,500    Shared-Def             58,500
Omnicare Inc.               5% Conv '07    681904 AD 0         2,377    3,250,000    Shared-Def    2,3,5
Omnicare Inc.               5% Conv '07    681904 AD 0         2,139    2,925,000    Shared-Def     2,3
Omnicare Inc.               5% Conv '07    681904 AD 0         3,254    4,450,000    Shared-Def
Omnicare Inc.               5% Conv '07    681904 AD 0           274      375,000    Shared-Def    1,2,3
Omnicom Corp              4.25% Conv '07   681919 AE 6        11,478    4,500,000    Shared-Def     2,5
Omnicom Corp              4.25% Conv '07   681919 AE 6        48,462   19,000,000    Shared-Def    2,4,5
Omnicom Corp              4.25% Conv '07   681919 AE 6         9,947    3,900,000    Shared-Def    1,2,3
Orbital Sciences Corp       5% Conv '02    685564 AB 2         4,933    4,385,000    Shared-Def    2,4,5
Orbital Sciences Corp       5% Conv '02    685564 AB 2         2,588    2,300,000    Shared-Def    1,2,3
Penn Treaty Amer Corp     6.25% Conv '03   707874 AC 7         3,116    3,000,000    Shared-Def    2,4,5
Penn Treaty Amer Corp     6.25% Conv '03   707874 AC 7         1,558    1,500,000    Shared-Def    1,2,3
Pier 1 Imports Inc.       5.75% Conv '03   720279 AF 5         2,243    1,500,000    Shared-Def    2,4,5
PSINet Inc                6.75% Conv Pfd   74437C 30 9        14,081      306,100    Shared-Def    2,4,5                    306,100
PSINet Inc                6.75% Conv Pfd   74437C 30 9         3,772       82,000    Shared-Def     2,5                      82,000
Quantum Corporation         7% Conv '04    747906 AC 9         6,861    6,058,000    Shared-Def    1,2,3
Republic NY                     Com        760719 10 4         8,012      117,500    Shared-Def    2,3,5   117,500
Republic NY                     Com        760719 10 4           518        7,600    Shared-Def     2,3      7,600
Republic NY                     Com        760719 10 4         1,698       24,900    Shared-Def    1,2,3    24,900
Royal Carib Cruises Ltd   7.25% Cnv Pfd A  V7780T 11 1        66,053      458,700    Shared-Def    2,4,5                    458,700
Safeguard Scientifics Inc   5% Conv '06    786449 AD 0         4,103    4,000,000    Shared-Def    2,4,5
Safeguard Scientifics Inc   5% Conv '06    786449 AD 0         5,128    5,000,000    Shared-Def    1,2,3
Safeguard Scientifics Inc   5% Conv '06    786449 AD 0         1,333    1,300,000    Shared-Def     2,5
Safeguard Scientifics Inc       Com        786449 95 8           413        7,500 P  Shared-Def    2,4,5     7,500
Safeguard Scientifics Inc       Com        786449 95 8           825       15,000 P  Shared-Def    1,2,3    15,000
Safeguard Scientifics Inc       Com        786449 95 8           413        7,500 P  Shared-Def     2,5      7,500
SAP Aktiengesellschaft      Spnsrd ADR     803054 20 4         2,617       75,600    Shared-Def     2,3     75,600
SAP Aktiengesellschaft      Spnsrd ADR     803054 20 4         1,475       42,600    Shared-Def             42,600
SAP Aktiengesellschaft      Spnsrd ADR     803054 20 4           471       13,600    Shared-Def    1,2,3    13,600
SAP Aktiengesellschaft      Spnsrd ADR     803054 20 4         4,093      118,200    Shared-Def    2,3,5   118,200
Sensormatic Electric - Res      Com        817265 10 1           397       28,499    Shared-Def    2,4,5    28,499
Sepracor Inc              6.25% Conv '05   817315 AE 4        17,889    9,605,000    Shared-Def    2,4,5
Sepracor Inc              6.25% Conv '05   817315 AE 4        11,538    6,195,000    Shared-Def    1,2,3
Sepracor Inc              6.25% Conv '05   817315 AE 4         8,921    4,790,000    Shared-Def     2,5
St. Paul Capital LLC        6% Cnv Pfd     792856 20 5        25,600      400,000    Shared-Def    2,4,5                    400,000
Sunrise Assisted Liv Inc   5.5% Conv '02   86768K AC 0        12,707   10,100,000    Shared-Def    2,4,5
Sunrise Assisted Liv Inc   5.5% Conv '02   86768K AC 0         8,429    6,700,000    Shared-Def    1,2,3
Synetic Inc.                5% Conv '07    87160F AB 5         1,592    1,200,000    Shared-Def    1,2,3
Synetic Inc.                5% Conv '07    87160F AB 5         7,958    6,000,000    Shared-Def    2,4,5
Telefonos De Mexico S A   4.25% Conv '04   879403 AD 5        10,675   10,000,000    Shared-Def    2,4,5
Telefonos De Mexico S A   4.25% Conv '04   879403 AD 5        16,013   15,000,000    Shared-Def    1,2,3
Telefonos De Mexico S A   4.25% Conv '04   879403 AD 5         3,203    3,000,000    Shared-Def     2,5
Thermo Electron Corp      4.25% Conv '03   883556 AF 9         1,458    1,625,000    Shared-Def    2,3,5
Thermo Electron Corp      4.25% Conv '03   883556 AF 9         2,468    2,750,000    Shared-Def     2,3
Thermo Electron Corp      4.25% Conv '03   883556 AF 9         1,683    1,875,000    Shared-Def
Thermo Electron Corp      4.25% Conv '03   883556 AF 9           224      250,000    Shared-Def    1,2,3
Tower Automotive            5% Conv '04    891707 AA 9        18,728   15,050,000    Shared-Def    2,4,5
Tower Automotive            5% Conv '04    891707 AA 9         5,959    4,789,000    Shared-Def    1,2,3
Veritas Software Co       5.25% Conv '04   923436 AB 5         2,361      970,000    Shared-Def    1,2,3
Vodaphone ADR                   Com        92857T 10 7         1,556        7,900    Shared-Def    2,3,5     7,900
Vodaphone ADR                   Com        92857T 10 7            79          400    Shared-Def     2,3        400
Vodaphone ADR                   Com        92857T 10 7           335        1,700    Shared-Def    1,2,3     1,700
Waste Management            4% Conv '02    94106L AA 7        23,581   16,490,000    Shared-Def    2,4,5
Waste Management            4% Conv '02    94106L AA 7         6,721    4,700,000    Shared-Def    1,2,3
Winstar Comm Inc                Com        975515 95 7         2,970       66,000 P  Shared-Def    2,4,5    66,000
Winstar Comm Inc                Com        975515 95 7           405        9,000 P  Shared-Def     2,5      9,000
World Color Press  Del    6.00% Conv '07   981443 AA 2         1,853    1,935,000    Shared-Def    2,3,5
World Color Press  Del    6.00% Conv '07   981443 AA 2           718      750,000    Shared-Def     2,3
World Color Press  Del    6.00% Conv '07   981443 AA 2         1,205    1,259,000    Shared-Def
World Color Press  Del    6.00% Conv '07   981443 AA 2           359      375,000    Shared-Def    1,2,3
